MASSACHUSETTS INVESTORS GROWTH STOCK FUND*
                         MASSACHUSETTS INVESTORS TRUST*
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND*
                                MFS(R) BOND FUND*
                       MFS(R) CAPITAL OPPORTUNITIES FUND*
                            MFS(R) CASH RESERVE FUND
                      MFS(R) CONSERVATIVE ALLOCATION FUND*
                             MFS(R) CORE GROWTH FUND
                          MFS(R) EMERGING GROWTH FUND*
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                       MFS(R) EMERGING OPPORTUNITIES FUND
                           MFS(R) EUROPEAN EQUITY FUND
                         MFS(R) FUNDAMENTAL GROWTH FUND
                             MFS(R) GEMINI U.K. FUND
                       MFS(R) GLOBAL ASSET ALLOCATION FUND
                           MFS(R) GLOBAL EQUITY FUND*
                           MFS(R) GLOBAL GROWTH FUND*
                      MFS(R) GLOBAL TELECOMMUNICATIONS FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                            MFS(R) GLOBAL VALUE FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                       MFS(R) GOVERNMENT SECURITIES FUND*
                         MFS(R) GROWTH ALLOCATION FUND*
                        MFS(R) GROWTH OPPORTUNITIES FUND
                            MFS(R) HIGH INCOME FUND*
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND*
                      MFS(R) INTERNATIONAL CORE EQUITY FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                    MFS(R) INTERNATIONAL NEW DISCOVERY FUND*
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                    MFS(R) INTERNATIONAL STRATEGIC VALUE FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                            MFS(R) JAPAN EQUITY FUND
                          MFS(R) LARGE CAP GROWTH FUND
                           MFS(R) LARGE CAP VALUE FUND
                          MFS(R) LIMITED MATURITY FUND*
                           MFS(R) MANAGED SECTORS FUND
                           MFS(R) MID CAP GROWTH FUND*
                           MFS(R) MID CAP VALUE FUND*
                        MFS(R) MODERATE ALLOCATION FUND*
                            MFS(R) MONEY MARKET FUND*
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                           MFS(R) NEW DISCOVERY FUND*
                            MFS(R) NEW ENDEAVOR FUND
                           MFS(R) RESEARCH BOND FUND*
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND*
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND*
                          MFS(R) STRATEGIC GROWTH FUND*
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                         MFS(R) TAX MANAGED EQUITY FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND*
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                               MFS(R) VALUE FUND*
                           VERTEXSM INTERNATIONAL FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                       AL, AR, CA, FL, GA, MD, MA, MS, NY,
                             NC, PA, SC, TN, VA, WV

     Supplement to the Current Statement of Additional Information - Part II

     For purchases of Class 529A shares by Workplace 529 programs, MFD makes payments to dealers through which the investment is made of 0.50% on purchase amounts up to $25 million and 0.25% on purchase amounts in excess of $25 million. All sales charges, front-end and CDSC, are waived with respect to these investments in Class 529A shares.

     Waiver category 5K in Appendix A of the Statement of Additional Information is hereby deleted and replaced by the following:

     "K. No Commissions Paid (Class C CDSC waiver only)

     o Shares redeemed from TA Plans or bank trust client accounts where MFS has not paid an up front commission with respect to the sale of the shares, provided that the TA Plan or bank trust arrangement meets certain conditions established from time to time by MFS."

In addition, the "Exchanges From An MFS Money Market Fund" paragraph under "Shareholder Services" in Section X is restated as follows:

Exchanges Involving An MFS Money Market Fund - Class A, I and R shares of a Fund may be exchanged for shares of the MFS Money Market Fund. Special rules apply with respect to the imposition of an initial sales charge or a CDSC for exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund. These rules are described under the caption "How to Purchase, Exchange and Redeem Shares" in the Prospectuses of those MFS money market funds.

   The date of this Supplement is February 25, 2003, as revised August 1, 2003

* El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles